Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income taxes
15.      Income taxes
The Company is in the business of international shipping and is not subject to a material amount of income taxes. The Company is subjected to tonnage taxes in certain jurisdictions as described below and accounts for these taxes under “Vessel Operating Expenses” in the accompanying statements of operations. Accordingly, the Company does not record deferred taxes as these are immaterial.
The Company does receive dividends from its operating subsidiaries and these are not subject to withholding taxes nor are these dividends taxed at the Company upon receipt. Thus, the Company does not record deferred tax liabilities for any unremitted earnings as there are no taxes associated with the remittances.
The Company is subjected to tax audits in the jurisdictions it operates in. There have been no adjustments assessed to the Company in the past and the Company believes there are no uncertain tax positions to consider.
a)      Taxation on Marshall Islands Registered Companies and tonnage tax
Under the laws of the countries of the shipowning companies' incorporation and/or vessels' registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes. In addition, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Hellenic Republic. The technical managers of the Company's vessels, which are established in Greece under Greek Law 89/67, are responsible for the filing and payment of the respective tonnage tax on behalf the Company. Furthermore, under the New Tonnage Tax System (“TTS”) for Cypriot merchant shipping, qualifying ship managers who opted and are accepted to be taxed under the TTS are subject to an annual tax referred to as tonnage tax, which is calculated on the basis of the net tonnage of the qualifying ships they manage. The technical managers of the Company's vessels, which are established and operate in Cyprus, are responsible for the filing and payment of the respective tonnage tax. These taxes for 2015, 2016 and 2017 were $3,717, $2,438 and $2,565 respectively, and have been included under “Vessel operating expenses” in the accompanying statements of operations.
b)      Taxation on US Source Income - Shipping Income
The Company believes that it was exempt from U.S. federal income tax at 4% on U.S. source shipping income for the taxable years up to 2015, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States and the Company's stock was primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRC) of the United States.
Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power of all classes of stock of the corporation entitled to vote and of the total value of the stock of the corporation, are listed on the market and (ii) (A) such class of stock is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of stock traded on such market during the taxable year must be at least 10% of the average number of shares of such class of stock outstanding during such year or as appropriately adjusted in the case of a short taxable year. Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company's outstanding stock, (“5% Override Rule”).
For the taxable years 2016 and 2017 the Company believes that it was not exempt from U.S. federal income tax of 4% on U.S. source shipping income, as it believes that it does not satisfy the Publicly Traded Test for these years because it is subject to the 5% Override Rule. As a result, tax reserve of approximately $267 and $202 was recognized in the accompanying consolidated statement of operations for the year ended December 31, 2016 and 2017, respectively, under “Income taxes”.
c)      Taxation on Maltese and Swiss Registered Companies
In addition to the tax consequences described above, the Company may be subject to tax in one or more other jurisdictions, including Malta and Switzerland, where the Company conducts activities. The Company believes that its tax exposure for years ended December 31, 2015, 2016 and 2017 in Malta and Switzerland is immaterial.